Intangible Assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 14 - INTANGIBLE ASSETS

Intangible assets include acquired other intangibles of trade name, customer relations, patent and technology recorded at estimated fair values in accordance with purchase accounting guidelines for acquisitions.

The following table provides the gross carrying value and accumulated amortization for each major class of our intangible assets, other than goodwill:

	Remaining	December 31,	December 31,
	useful life	2024	2023
Cost:
Patent	0.5-2.17 years	$4,506,822	4,818,262
Technology	2-4 years	9,455,293	9,759,823
Customer relation		-	1,030,000
		13,962,115	15,608,085
Less: Accumulated amortization
Patent		$(3,603,509)	(3,281,463)
Technology		(3,064,769)	(2,391,950)
Customer relation		-	(28,611)
		(6,668,278)	(5,702,024)
Less: Accumulated impairment for intangible assets		(3,400,709)	(3,510,236)
Intangible assets, net		$3,893,128	$6,395,825

The aggregate amortization expenses for those intangible assets that continue to be amortized is reflected in amortization of intangible assets in the Consolidated Statements of Income and Comprehensive Income and were $1,639,744, $1,489,657 and $1,965,490 for the years ended December 31, 2024, 2023 and 2022, respectively.

Amortization expenses for the next five years and thereafter are as follows:

Years ended December 31,
2025	$1,293,834
2026	1,093,749
2027	792,823
2028	712,722
2029	-
Thereafter	-
Total	$3,893,128